RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Summary of aggregate amounts to related Parties

	As of	As of
	December 31, 2025	December 31, 2024
Aggregate total financial exposure	10,228,193	6,789,275
Number of recipient related parties	72	79
(a) Individuals	59	67
(b) Companies	13	12
Average total financial exposure	142,058	85,941
Single largest exposure	6,104,742	2,945,360